OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses	$ 4,521	$ 4,000
Other Liabilities	5,889	1,804
Deferred Revenues	1,342	2,757
Total	$ 11,752	$ 8,561